New standards and regulatory changes	6 Months Ended
Jun. 30, 2026
New standards and regulatory changes
New standards and regulatory changes
5.	New standards and regulatory changes
5.1.	New standards issued by the IASB, effective as of January 1, 2026

The International Accounting Standards Board (IASB) issued limited scope amendments to International Financial Reporting Standard (IFRS) 7 and 9. These amendments will improve the consistency and understanding of accounting requirements by clarifying terms and procedures, introducing detailed disclosure requirements, and allowing for flexible early adoption. This will reduce diversity in accounting practice and increase the transparency and consistency of financial reporting. The amendments are effective as of January 1, 2026, and early adoption is permitted. These amendments include clarifications such as the classification of financial assets with environmental, social, and governance (ESG) and similar characteristics, and specific criteria for defining when financial liability is derecognized in the accounting records upon electronic payment.

5.2.	New standards issued by the IASB that will come into effect in future periods
◾	IFRS 18, “Presentation and Disclosure in Financial Statements,” will replace IAS 1, “Presentation of Financial Statements,” and will be effective for annual periods beginning on or after January 1, 2027, but companies can apply it earlier. IFRS 18 introduces several new requirements, including: 1) classifying all income and expenses in the income statement into one of five categories and presenting two new mandatory subtotals; 2) using the operating profit subtotal as the starting point for the indirect method in the statement of cash flows; 3) classifying interest paid/received and dividends received in the statement of cash flows so that interest receipts and dividends are included in investing activities and interest paid as financing cash flows; 4) disclosing management-defined “Performance Measures” in a single note to the financial statements; and 5) enhanced guidance on the aggregation of information across all primary financial statements and notes. This new standard is effective internationally for annual reporting periods beginning on or after January 1, 2027. The standard also allows for early adoption. An assessment of the impact of adopting IFRS 18 on the Ecopetrol Group is underway, and it is anticipated that this standard will have a significant impact on the presentation of financial statements and related disclosures.

The Ecopetrol Group is currently evaluating the impact of implementing this standard on the presentation of its financial statements.

◾	Volume 11 of the annual improvements to IFRS. The document includes clarifications, simplifications, corrections and changes intended to improve the consistency of the following standards:
o	IFRS 1 – First-time adoption of International Financial Reporting Standards
o	IFRS 7 – Financial instruments: disclosures
o	IFRS 9 – Financial instruments
o	IFRS 10 – Consolidated financial statements
o	IAS 7 – Statement of cash flows

To date, the Ecopetrol Group is in the process of evaluating the material impacts on its financial statements resulting from the implementation of these standards.

◾	Issuance of IFRS 19 – Subsidiaries not in the public interest: disclosures. This new standard allows subsidiaries to disclose reduced information, instead of disclosing information in accordance with other IFRS. Thus, the application of this standard will reduce the costs of preparing the financial statements of subsidiaries, while maintaining the usefulness of the information for users of their financial statements.
◾	IFRS 20 “Regulatory assets and regulatory liabilities” In May 2026, the IASB issued IFRS 20 which replaces IFRS 14 “Regulatory deferral accounts”, with the objective of providing more complete information about the effects of rate regulation on the financial performance and financial position of entities subject to a rate regulation agreement. This standard is effective for fiscal years beginning on or after January 1, 2029. IFRS 20 establishes requirements for the recognition, measurement, presentation and disclosure of regulatory assets, liabilities, income and expense arising from differences in timing between the period in which an entity provides regulatory goods or services and the period in which the entity collects payment from customers through regulated rates. As of the date of issuance of these condensed interim consolidated financial statements, the Group is in the process of evaluating the effects of the application of IFRS 20.
5.3.	New standards issued by the ISSB that with effect in future periods.

The International Sustainability Standards Committee (ISSB), in September 2023 issued the first international sustainability and climate standards: IFRS S1 General Requirements for the Information to be Disclosed on Sustainability related to Financial Information and IFRS S2 Weather-related Disclosures. The purpose of these standards is for entities to disclose information about their risks and opportunities related to sustainability and climate that are useful to the primary users of financial information for decision-making. An entity will apply these standards for reports for annual periods beginning on or after January 1, 2026. Starting in August 2023, the Ecopetrol Group began assessing and understanding the new regulations, identifying the information requested in the regulations across their pillars (Governance, Strategy, Risks, Metrics and Objectives) versus the information already contained in the ESG reports adopted by the Group to develop a roadmap for their implementation.

The Group is in the process of evaluating this standard.